Cover Page	Oct. 27, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2021
Entity File Number	1-5794
Entity Registrant Name	Masco Corporation
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-1794485
Entity Address, Address Line One	17450 College Parkway,
Entity Address, City or Town	Livonia,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48152
City Area Code	313
Local Phone Number	274-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	MAS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000062996
Amendment Flag	false